SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Reconciliation of net loss per share (Details) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021		Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of undistributable losses	$ (3,543,878)	$ (180,718)			$ (9,294,658)	$ (668,818)	$ (3,763,638)
Net loss to common stock	(3,543,878)	(180,718)			(9,294,658)	(668,818)	(3,763,638)
Class A common stock subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of undistributable losses	(2,801,485)	(142,860)			(7,347,556)	(455,438)	(2,711,247)
Net loss to common stock	$ (2,801,485)	$ (142,860)			$ (7,347,556)	$ (455,438)	$ (2,711,247)
Weighted average shares outstanding, basic	9,200,000	9,200,000			9,200,000	4,751,648	5,872,877
Weighted average shares outstanding, diluted	9,200,000	9,200,000			9,200,000	4,751,648	5,872,877
Basic net loss per share	$ (0.30)	$ (0.02)			$ (0.80)	$ (0.10)	$ (0.46)
Diluted net loss per share	$ (0.30)	$ (0.02)			$ (0.80)	$ (0.10)	$ (0.46)
Class A Common Stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of undistributable losses	$ (42,022)	$ (2,143)			$ (110,213)	$ (6,832)	$ (40,669)
Net loss to common stock	$ (42,022)	$ (2,143)			$ (110,213)	$ (6,832)	$ (40,669)
Weighted average shares outstanding, basic	138,000	138,000			138,000	71,275	88,093
Weighted average shares outstanding, diluted	138,000	138,000			138,000	71,275	88,093
Basic net loss per share	$ (0.30)	$ (0.02)			$ (0.80)	$ (0.10)	$ (0.46)
Diluted net loss per share	$ (0.30)	$ (0.02)			$ (0.80)	$ (0.10)	$ (0.46)
Class B Common Stock
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Allocation of undistributable losses	$ (700,371)	$ (35,715)	$ (19,889)		$ (1,836,889)	$ (206,548)	$ (1,011,722)
Net loss to common stock	$ (700,371)	$ (35,715)	$ (19,889)		$ (1,836,889)	$ (206,548)	$ (1,011,722)
Weighted average shares outstanding, basic	2,300,000	2,300,000	2,000,000	[1]	2,300,000	2,154,945	2,191,507
Weighted average shares outstanding, diluted	2,300,000	2,300,000	2,000,000		2,300,000	2,154,945	2,191,507
Basic net loss per share	$ (0.30)	$ (0.02)	$ (0.01)		$ (0.80)	$ (0.10)	$ (0.46)
Diluted net loss per share	$ (0.30)	$ (0.02)	$ (0.01)		$ (0.80)	$ (0.10)	$ (0.46)

[1]	Excludes an aggregate of up to 300,000 shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (See Note 7). On May 10, 2022, the Sponsor surrendered 575,000 founder shares, for no consideration, resulting in the Sponsor and directors continuing to hold 2,300,000 shares of Class B common stock. All share and per-share amounts have been retroactively restated to reflect the share surrender (Note 8)